SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of revenue	The Company’s revenue, disaggregated by revenue stream for the fiscal years ended June 30, 2024, 2023, and 2022 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Land sale and non-development	¥17,110,619	¥15,730,839	¥12,517,549
Construction development	1,376,455	1,367,469	1,960,949
Real estate sales revenue	¥18,487,074	¥17,098,308	¥14,478,498

The primary components of revenue for the fiscal years ended June 30, 2023, 2022, and 2021 were as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Hotel	¥231,580	101,809	16,360
Lease	57,834	61,803	68,881
Commission	100,855	101,325	87,431
Property management	58,991	36,516	19,602
Other	14,349	15,487	16,242
Other revenue	¥463,609	¥316,940	¥208,516

The Company recognizes revenue either at a point in time or over time depending on how performance obligations are satisfied. The Company’s revenue, disaggregated by timing of revenue recognition for the fiscal years ended June 30, 2024, 2023, and 2022 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Point in time	¥17,574,228	¥16,047,779	¥12,726,065
Over time	1,376,455	1,367,469	1,960,949
Total revenue	¥18,950,683	¥17,415,248	¥14,687,014